Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization and Nature of Business
(a)	Organization and Nature of Business

Performant Financial Corporation (the Company) is a leading provider of technology-enabled recovery and analytics services in the United States. Company services help identify, restructure and recover delinquent or defaulted assets and improper payments for both government and private clients in a broad range of markets. Company clients typically operate in complex and regulated environments and outsource their recovery needs in order to reduce losses on billions of dollars of defaulted student loans, improper healthcare payments and delinquent state tax and federal treasury receivables. The Company generally provides our services on an outsourced basis, where we handle many or all aspects of the clients’ recovery processes.

The Company’s consolidated financial statements include the operations of Performant Financial Corporation (PFC), its wholly owned subsidiary Performant Business Services, Inc., and its wholly owned subsidiaries Performant Recovery, Inc. (Recovery), and Performant Technologies, Inc. Effective August 13, 2012, we changed the name of our wholly owned subsidiary from DCS Business Services, Inc. (DCSBS) to Performant Business Services, Inc., and DCSBS’ wholly owned subsidiaries from Diversified Collection Services, Inc. (DCS), and Vista Financial, Inc. (VFI), to Performant Recovery, Inc., and Performant Technologies, Inc., respectively. PFC is a Delaware corporation headquartered in California and was formed in 2003. Performant Business Services, Inc. is a Nevada corporation founded in 1997. Recovery is a California corporation founded in 1976. Performant Technologies, Inc. is a California corporation that was formed in 2004.

The Company is managed and operated as one business, with a single management team that reports to the Chief Executive Officer.

Principles of Consolidation

(b)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles, or U.S. GAAP. The Company consolidates entities in which it has controlling financial interest, and as of December 31, 2012, all of the Company’s subsidiaries are 100% owned. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Consolidated Financial Statements
(c)	Use of Estimates in the Preparation of Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, primarily accounts receivable, intangible assets, goodwill, estimated liability for appeals, accrued expenses, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Our actual results could differ from those estimates.

Stock Split
(d)	Stock Split

On July 26, 2012, the Company effected a two-for-one stock split of the Company’s shares of Common Stock. Accordingly, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock split. Shareholders’ deficit has been retroactively adjusted to give effect to the stock split for all periods presented by reclassifying the par value of the additional shares issued in connection with the stock split to additional paid-in capital. Concurrently with the stock split, the authorized Common Stock was increased from 25,000,000 shares to 60,000,000 shares. On August 15, 2012, the authorized Common Stock was increased to 500,000,000 shares and the authorized preferred stock was increased to 50,000,000 shares.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents

Cash and cash equivalents include demand deposits and highly liquid debt instruments with original maturities of three months or less when purchased. These investments can include money market funds that invest in highly liquid U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, and commercial paper.

The Company collects monies on behalf of its clients. Cash is often held on behalf of the clients in various trust accounts and is subsequently remitted to the clients based on contractual agreements. Cash held in these trust accounts for contracting agencies is not included in the Company’s assets (Note 12(a)).

Hosted Service Installation and Implementation Deliverables
(f)	Hosted Service Installation and Implementation Deliverables

In 2008, the Company entered into a long-term contract to provide hosted services to a client beginning in March 2009. The Company determined that certain installation and implementation deliverables were not separate units of accounting within the contract, and should be combined for revenue recognition purposes with the hosted service deliverable. Accordingly, revenue for these contract elements is being taken ratably from the commencement of hosted services in March 2009 through the contract period of March 2018. Additionally, the Company deferred the direct incremental costs associated with the installation and implementation deliverables, with the costs being expensed ratably from the March 2009 commencement of services through March 2018.

Property, Equipment, and Leasehold Improvements
(g)	Property, Equipment, and Leasehold Improvements

Property, equipment, and leasehold improvements are stated at cost, net of accumulated depreciation. Furniture and equipment are depreciated using the straight-line method over estimated useful lives ranging from 5 to 7 years. Buildings are depreciated using the straight-line method over 31.5 years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated life of the asset or the remaining term of the lease. Computer software and computer hardware are depreciated using the straight-line method over 3 years and 5 years, respectively.

Maintenance and repairs are charged to expense as incurred. Improvements that extend the useful lives of assets are capitalized.

When property is sold or retired, the cost and the related accumulated depreciation are removed from the consolidated balance sheet and any gain or loss from the transaction is included in the consolidated statements of operations.

Goodwill and Other Intangible Assets
(h)	Goodwill and Other Intangible Assets

Goodwill represents the excess of purchase price and related costs over the fair value assigned to the net assets of businesses acquired. Goodwill is not amortized, but instead is reviewed for impairment at least annually. Impairment is the condition that exists when the carrying amount of goodwill is not recoverable and its carrying amount exceeds its fair value. In accordance with Accounting Standard Update (ASU) 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, the Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2012, and concluded that there was no need to perform an impairment test. The Company performed a qualitative assessment of whether it is more likely than not that goodwill fair value is less than its carrying amount for 2011, and again concluded that there was no need to perform an impairment test. The Company applied impairment tests to its goodwill and determined that no impairment loss had occurred during 2010.

Identifiable intangible assets consist of customer contracts and related relationships, a perpetual license, and covenants not to compete. Customer contracts and related relationships are amortized over their estimated useful life of 4 – 20 years. The perpetual license is amortized over its estimated useful life of 5 years.

Impairment of Long-Lived Assets
(i)	Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets or intangibles may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The Company did not recognize an impairment expense for intangible assets in 2012 and 2010. In 2011, the Company recorded $13.4 million of impairment expense to write off the carrying amount of its former trade name, Diversified Collection Services, Inc. (DCS). The Company determined that the DCS trade name would not be used in the future, and retired the trade name intangible asset accordingly.

System Developments
(j)	System Developments

The Company follows the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Update (ASC) Subtopic 350-40, Internal-Use Software, which specifies that costs incurred during the application stage of development should be capitalized. All other costs are expensed as incurred. During 2012, 2011 and 2010, costs of $5.4 million, $2.5 million and $2.1 million respectively, were capitalized for projects in the application stage of development, with depreciation expense of $2.4 million, $2.1 million and $1.5 million respectively, for completed projects.

Debt Issuance Costs

(k)	Debt Issuance Costs

Debt issuance costs represent loan and legal fees paid in connection with the issuance of long-term debt. Debt issuance cost is amortized to interest expense in accordance with key terms of the notes as amended.

Revenues, Accounts Receivable, and Estimated Liability for Appeals
(l)	Revenues, Accounts Receivable, and Estimated Liability for Appeals

Revenue is recognized upon the collection of defaulted loan and debt payments. Loan rehabilitation revenue is recognized when the rehabilitated loans are sold (funded) by clients. Incentive revenue is recognized upon receipt of official notification of incentive award from customers. Under the Company’s RAC contract with CMS, the Company recognizes revenues when the healthcare provider has paid CMS for a given claim or offset. Providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. The Company accrues an estimated liability for appeals based on the amount of commissions received which are subject to appeal and which the Company estimates are probable of being returned to providers following successful appeal. At December 31, 2012, a total of $5.6 million was presented as an allowance against revenue, representing the Company’s estimate of claims that may be overturned. Of this amount, $1.2 million was related to amounts in accounts receivable and $4.4 million was related to commissions which had already been received. The balances at December 31, 2012 and 2011, were $4.4 million and $0.5 million, respectively, represent the Company’s best estimate of the probable amount of losses related to appeals of claims for which commissions were previously collected. In addition to the $4.4 million amount accrued at December 31, 2012, the Company estimates that it is reasonably possible that it could be required to pay an additional amount up to approximately $1.5 million as a result of potentially successful appeals. To the extent that required payments by the Company exceed the amount accrued, revenues in the applicable period would be reduced by the amount of the excess.

For the year ended December 31, 2012, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2012 Revenue	Percent of total revenue
1	$54,130	25.8%
2	39,183	18.7%
3	29,027	13.8%
4	25,469	12.1%
5	22,397	10.7%

For the year ended December 31, 2011, the Company had 5 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 5 clients is summarized in the table below (in thousands):

Rank	2011 Revenue	Percent of total revenue
1	$30,732	18.9%
2	28,504	17.5%
3	21,812	13.4%
4	21,549	13.2%
5	17,934	11.0%

For the year ended December 31, 2010, the Company had 4 clients whose individual revenues exceeded 10% of the Company’s total revenues. The dollar amount and percent of total revenue of each of the 4 clients is summarized in the table below (in thousands):

Rank	2010 Revenue	Percent of total revenue
1	$27,881	22.6%
2	20,776	16.8%
3	17,287	14.0%
4	15,445	12.5%

Revenue from the largest three customers was 58%, 50% and 53% of total revenue in 2012, 2011 and 2010, respectively. Accounts receivable due from these three customers were 63%, 25% and 41% of total trade receivables at December 31, 2012, 2011 and 2010, respectively. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company determines the allowance for doubtful accounts by specific identification. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts was $0.1 million and $0.1 million at December 31, 2012 and 2011, respectively.

Legal Expenses
(m)	Legal Expenses
The Company recognizes legal fees related to litigation as they are incurred.
Comprehensive Income
(n)	Comprehensive Income
The Company has no components of comprehensive income other than its net income. Accordingly, comprehensive income is equivalent to net income.
Fair Value of Financial Instruments
(o)	Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, short-term debt and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values based on or due to their short-term maturities. The carrying values of short-term debt and long-term debt approximate fair value, in which their variable interest rates approximate market rates.

Income Taxes
(p)	Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the carrying value of assets and liabilities for financial reporting purposes and for taxation purposes. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Preferred Stock
(q)	Preferred Stock

The carrying amounts of preferred stock are periodically increased by amounts representing dividends not currently declared or paid, but which would be payable under certain redemption features. Such increases in carrying amounts are recorded against retained earnings.

Stock Options
(r)	Stock Options

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation – Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards, such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes-Merton option-pricing model.

FASB ASC Topic 718 also requires that excess tax benefits recognized in equity related to stock option exercises are reflected as financing cash inflows. The Company recognized income tax benefits resulting from the exercise of stock options in 2012, 2011 and 2010 of $0.6 million, $0 million and $0 million, respectively.

Earnings per Share

(s)	Earnings per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding during the period plus the weighted average number of Series A preferred shares outstanding during the period. The Series A shares are included in the basic denominator because they could be converted into common shares for no cash consideration (via conversion units as further described in Note 7), and were thus considered outstanding common shares in computing basic earnings per share. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of common shares and dilutive common shares equivalents outstanding during the period. The Company’s common share equivalents consist of stock options.

The following table reconciles the basic to diluted weighted average shares outstanding using the treasury stock method (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average shares outstanding – basic	43,985	42,962	42,962
Dilutive effect of stock options	3,614	2,780	2,057
Weighted average shares outstanding – diluted	47,599	45,742	45,019

For the year ended December 31, 2012, the Company excluded from the calculation of diluted earnings per share options to purchase 2,364,000 shares because such outstanding options’ combined exercise price, unamortized fair value and excess tax benefits were greater than the average market price of our common shares in each of those periods because their effect would be anti-dilutive (i.e., including such options would result in higher earnings per share).

Recent Accounting Pronouncements
(t)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company implemented the provisions of ASU 2011-11 as of January 1, 2013. The Company does not believe its adoption of the new guidance will have an impact on its consolidated financial statement.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a nonpublic entity, the ASU is effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of operations by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update No. 2011-05. The Company adopted this new accounting guidance with no impact to our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A nonpublic entity is required to apply the ASU prospectively for annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 in 2012 with no impact to our consolidated financial statements.

Reclassifications
(u)	Reclassifications

Certain reclassifications have been made to the 2011 balances to conform to the 2012 presentation. Such reclassifications have no effect on net income or retained earnings as previously reported.